Vanguard Baillie Gifford Global Positive Impact Stock Fund
Supplement Dated September 30, 2026, to the Prospectus and Summary Prospectus Dated April 28, 2026
Important Changes to Vanguard Baillie Gifford Global Positive Impact Stock Fund (the “Fund”)

Effective immediately, Lee Qian no longer serves as co-portfolio manager of the Fund. Kate Fox will remain as the Fund’s sole portfolio manager.
All references to Mr. Qian in the Prospectus and Summary Prospectus are hereby removed. The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS V010A 092026

Vanguard Valley Forge Funds

Supplement Dated September 30, 2026, to the Statement of Additional Information Dated April 28, 2026

Important Change to Vanguard Baillie Gifford Global Positive Impact Stock Fund (the “Fund”)

Effective immediately, Lee Qian no longer serves as co-portfolio manager of the Fund. Kate Fox will remain as the Fund’s sole portfolio manager.

All references to Mr. Qian in the Statement of Additional Information are hereby removed. The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 002A 092026
Vanguard Marketing Corporation, Distributor.